PARTNERSHIP CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Disclosure of classes of share capital	Special and Limited Partnership Capital

	Special General Partner Units			Limited Partnership Units			Total
UNITS MILLIONS	2021	2020	2019	2021	2020	2019	2021	2020	2019
Opening balance	1.6	1.6	1.6	295.4	293.5	277.3	297.0	295.1	278.9
Issued for cash	—	—	—	9.7	0.2	13.8	9.7	0.2	13.8
Conversion from Exchange LP Units	—	—	—	0.1	0.3	3.2	0.1	0.3	3.2
Conversion from BIPC exchangeable shares	—	—	—	0.1	1.4	—	0.1	1.4	—
Repurchased and cancelled	—	—	—	—	—	(0.8)	—	—	(0.8)
Ending balance	1.6	1.6	1.6	305.3	295.4	293.5	306.9	297.0	295.1

	Special General Partner			Limited Partners			Total
US$ MILLIONS	2021	2020	2019	2021	2020	2019	2021	2020	2019
Opening balance	$19	$19	$19	$5,526	$5,495	$4,911	$5,545	$5,514	$4,930
Unit issuance	—	—	—	545	9	559	545	9	559
Conversion from Exchange LP Units	—	—	—	2	3	53	2	3	53
Conversion from BIPC exchangeable shares	—	—	—	1	19	—	1	19	—
Repurchased and cancelled	—	—	—	—	—	(28)	—	—	(28)
Ending balance	$19	$19	$19	$6,074	$5,526	$5,495	$6,093	$5,545	$5,514
Non-controlling interest—Redeemable Partnership Units held by Brookfield

	Non-controlling interest—Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	2021	2020	2019
Opening balance	121.9	121.9	115.8
Issued for cash	7.1	—	6.1
Ending balance	129.0	121.9	121.9

	Non-controlling interest—Redeemable Partnership Units held by Brookfield
US$ MILLIONS	2021	2020	2019
Opening balance	$2,328	$2,328	$2,078
Unit issuance	400	—	250
Ending balance	$2,728	$2,328	$2,328
Non-controlling interest—BIPC exchangeable shares

	Non-controlling interest— BIPC exchangeable shares
UNITS MILLIONS	2021	2020	2019
Opening balance	44.9	—	—
Unit issuance	2.1	—	—
Issued in conjunction with the acquisition of Inter Pipeline	26.0	—	—
Non-cash issuance	—	46.3	—
Conversion to units	(0.1)	(1.4)	—
Conversion from BIPC Exchangeable LP Units	0.4	—	—
Ending balance	73.3	44.9	—

	Non-controlling interest— BIPC exchangeable shares
US$ MILLIONS	2021	2020	2019
Opening balance	$(19)	$—	$—
Unit issuance	1,770	—	—
Conversion to units	(1)	(19)	—
Conversion from BIPC Exchangeable LP Units	5	—	—
Ending balance	$1,755	$(19)	$—
Non-controlling interest—Exchangeable Units

	Non-controlling interest—Exchangeable units
UNITS MILLIONS	2021	2020	2019
Opening balance	1.0	1.2	4.4
Special distribution	—	0.1	—
Issuance of BIPC Exchangeable LP Units	4.1	—	—
BIPC Exchangeable LP Units converted to BIPC exchangeable shares	(0.4)	—	—
Exchange LP Units converted to units	(0.1)	(0.3)	(3.2)
Ending balance	4.6	1.0	1.2

	Non-controlling interest—Exchangeable units
US$ MILLIONS	2021	2020	2019
Opening balance	$156	$159	$212
Issuance of BIPC Exchangeable LP Units	259	—	—
BIPC Exchangeable LP Units converted to BIPC exchangeable shares	(5)	—	—
Exchange LP Units converted to units	(2)	(3)	(53)
Ending balance	$408	$156	$159
Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	2021	2020	2019
Opening balance	57.9	49.9	49.9
Issued for cash	8.0	8.0	—
Repurchased and cancelled	(10.0)	—	—
Ending balance	55.9	57.9	49.9

	Preferred Units
US$ MILLIONS	2021	2020	2019
Opening balance	$1,130	$935	$936
Unit issuance	194	195	—
Repurchased and cancelled	(186)	—	(1)
Ending balance	$1,138	$1,130	$935